Income Tax Expense (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Current federal	$ 18,640	$ 40,440	$ 22,232
Current state and local	4,631	5,729	3,767
Current foreign	2,501	3,188	530
Total current	25,772	49,357	26,529
Deferred federal, state and local	(41,133)	5,766	4,842
Deferred foreign	5,363	4,896	(20,898)
Total deferred	(35,770)	10,662	(16,056)
Total provision (benefit) for income taxes	$ (9,998)	$ 60,019	$ 10,473